Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset
Accrued salary	$ 107,368	$ 20,910
Net operation loss carry forward	405,002	296,707
Valuation allowance	(512,370)	(317,617)
Net deferred tax asset
Deferred Tax Assets Liabilities Net